Financial risk management - Summary of Sensitivity Analysis on Interest Rates on Loans and Borrowings (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Probable [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	R$ (792,103)
Probable [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	209,584
Probable [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	321,489
Probable [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	8,807
Probable [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(19,174)
Probable [member] | Interest rate derivatives [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(421,347)
Probable [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(891,462)
25% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(1,334,369)
25% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	52,396
25% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	42,636
25% [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	2,202
25% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(3,981)
25% [member] | Interest rate derivatives [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(1,317,767)
25% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(109,855)
50% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,519,569)
50% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	104,791
50% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	53,270
50% [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	4,403
50% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(7,962)
50% [member] | Interest rate derivatives [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,454,362)
50% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(219,709)
-25% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,566,838
-25% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(52,396)
-25% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(42,636)
-25% [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(2,202)
-25% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	3,981
-25% [member] | Interest rate derivatives [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	1,550,236
-25% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	109,855
-50% [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	3,438,102
-50% [member] | Cash and cash equivalents [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(104,791)
-50% [member] | Marketable securities [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(53,270)
-50% [member] | Restricted cash [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	(4,403)
-50% [member] | Leases [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	7,962
-50% [member] | Interest rate derivatives [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	3,372,895
-50% [member] | Loans, borrowings and debentures [member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Exposure interest rate	R$ 219,709